Note 11 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Consolidated

Balance, December 31, 2012	$155,308	$161,251	$86,086	$402,645
Goodwill acquired during the year	65,517	3,293	-	68,810
Goodwill disposed during the year	-	-	(37,195)	(37,195)
Other items	-	(217)	-	(217)
Foreign exchange	(5,116)	(1,449)	(300)	(6,865)
Balance, December 31, 2013	215,709	162,878	48,591	427,178
Goodwill acquired during the year	99,567	4,288	3,856	107,711
Goodwill disposed during the year	(1,104)	(691)		(1,795)
Other items	(1,120)	(61)	-	(1,181)
Foreign exchange	(26,560)	(1,395)	(404)	(28,359)
Balance, December 31, 2014	286,492	165,019	52,043	503,554
Goodwill	316,075	165,019	52,043	533,137
Accumulated impairment loss	(29,583)	-	-	(29,583)
	$286,492	$165,019	$52,043	$503,554